Intangible Assets and Other Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets, Goodwill and Other Assets Disclosure [Abstract]
Intangible Assets and Other Assets

Note 7: Intangible Assets and Other Assets
Intangible assets include MSRs, goodwill, and customer relationship and other intangibles. For additional information on MSRs, see Note 6 (Mortgage Banking Activities). Customer relationship and other intangibles, which are included in other assets on our consolidated balance sheet, had a net carrying value of $73 million and $118 million at December 31, 2024 and 2023, respectively.
Table 7.1 shows the allocation of goodwill to our reportable operating segments.
Table 7.1: Goodwill

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Consolidated Company
December 31, 2022	$16,418	2,931	5,375	344	105	25,173
Foreign currency translation	—	2	—	—	—	2
December 31, 2023	16,418	2,933	5,375	344	105	25,175
Foreign currency translation	—	(8)	—	—	—	(8)
December 31, 2024	$16,418	2,925	5,375	344	105	25,167
Table 7.2 presents the components of other assets.
Table 7.2: Other Assets

(in millions)	Dec 31, 2024	Dec 31, 2023
Corporate/bank-owned life insurance (1)	$19,751	19,705
Accounts receivable (2)	19,608	30,541
Interest receivable:
AFS and HTM debt securities	1,544	1,616
Loans	3,420	3,933
Trading and other	1,371	1,211
Operating lease assets (lessor)	5,286	5,558
Operating lease ROU assets (lessee)	3,850	3,412
Other (3)	18,472	12,839
Total other assets	$73,302	78,815
(1)Corporate/bank-owned life insurance is recognized at cash surrender value.
(2)Primarily includes derivatives clearinghouse receivables, trade date receivables, and servicer advances, which are recognized at amortized cost.
(3)Predominantly includes income tax receivables, prepaid expenses, physical commodities inventory (recognized at LOCOM), and venture capital investments in consolidated portfolio companies.